Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of supplemental cash flow information related to leases

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash payments for operating leases	7,894	5,749	5,203	744
ROU assets obtained in exchange for operating lease liabilities	365	18,632	2,726	390

Schedule of future lease payments under operating leases

Future lease payments under operating lease as of December 31, 2025 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2026	4,307	616
2027	3,760	538
2028	3,318	474
2029	3,043	435
2030	1,775	254
Thereafter	—	—
Total future lease payments	16,203	2,317
Less: Imputed interest	789	113
Total lease liability balance	15,414	2,204